Warrants - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended
	Aug. 05, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2010	Aug. 31, 2012	Feb. 28, 2012	Aug. 31, 2010	May 31, 2014	Mar. 31, 2014	Mar. 31, 2010
Class of Warrant or Right [Line Items]
Fair value of warrant liability			$ 133,000	$ 59,000
Proceeds from warrants exercised	600,000	606,000
Warrants [Member]
Class of Warrant or Right [Line Items]
Common stock, shares issued during period	407,131
Series A Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Fair value of common stock price per share			$ 2.96	$ 1.45
Contractual term of warrant			1 year 8 months 5 days	2 years 8 months 5 days
Fair value of obligation risk free interest rate			0.30%	0.40%
Fair value of obligation expected volatility rate			59.00%	73.00%
Fair value of obligation expected dividend yield			0.00%	0.00%
Notes Payable [Member] | Series A Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock					54,716
Exercise price					$ 1.45
Fair value of obligation to issue warrant			91,000	36,000	54,000
Fair value of common stock price per share					$ 1.45
Contractual term of warrant					5 years
Fair value of obligation risk free interest rate					1.40%
Fair value of obligation expected volatility rate					87.00%
Fair value of obligation expected dividend yield					0.00%
Notes Payable [Member] | Investors [Member] | Series A Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock					59,000
Exercise price					$ 0.15
Fair value of obligation to issue warrant					3,000
Fair value of common stock price per share					$ 0.08
Contractual term of warrant					5 years
Fair value of obligation risk free interest rate					1.40%
Fair value of obligation expected volatility rate					87.00%
Fair value of obligation expected dividend yield					0.00%
LEI [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock						25,000	80,000	125,000
Exercise price							$ 0.19	$ 0.001		$ 2.75
Fair value of obligation to issue warrant						5,000	3,000	10,000
Fair value of common stock price per share						$ 0.30	$ 0.08	$ 0.08
Contractual term of warrant						5 years	5 years	5 years
Fair value of obligation risk free interest rate						0.70%	0.80%	1.50%
Fair value of obligation expected volatility rate						86.00%	87.00%	87.00%
Fair value of obligation expected dividend yield						0.00%	0.00%	0.00%
Fair value of warrant liability			42,000	5,000
LEI [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock											400,000
Financial Services Firm [Member]
Class of Warrant or Right [Line Items]
Warrant to purchase shares of common stock									63,415
Exercise price									$ 6.83
Fair value of common stock price per share									$ 6.83
Contractual term of warrant									5 years
Warrant expiration date									May 15, 2019
Financial Services Firm [Member] | Warrants [Member]
Class of Warrant or Right [Line Items]
Fair value of obligation risk free interest rate									1.55%
Fair value of obligation expected volatility rate									75.00%
Fair value of obligation expected dividend yield									0.00%
Fair value of warrant liability									$ 300,000